Chad E. Fickett
Assistant General Counsel
720 East Wisconsin Avenue
Milwaukee, WI 53202-4797
414 665 1209 office
414 625 1209 fax
chadfickett@northwesternmutual.com

February 19, 2009

Securities and Exchange Commission

Attention: Division of Investment Management

450 Fifth Street, NW

Washington, DC 20549

Re:	Northwestern Mutual Variable Life Account II
(Executive Variable Universal Life)
1933 Act Post-Effective Amendment No. 3 to
Registration Statement on Form N-6
File No. 333-136305
EDGAR CIK No. 0001359314

Ladies and Gentlemen:

We are submitting herewith Securities Act of 1933 Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 identified above. The material filed is also submitted as Amendment No. 12 to the Registration Statement under the Investment Company Act of 1940, File No. 811-21933.

The prospectus and statement of additional information, filed as part of the Post-Effective Amendment referenced above, have been revised to update, clarify, rearrange the disclosure therein, and to add new disclosures regarding certain items separately discussed with the Staff.

Our intention is that Post-Effective Amendment No. 3 become effective on May 1, 2009, in accordance with the provisions of paragraph (a) of Rule 485.

Please call the undersigned with any questions or comments about this filing.

Very truly yours,

/s/ Chad E. Fickett
Chad E. Fickett
Assistant General Counsel

Enc.

cc:    Mr. Craig Ruckman